Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000143790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSILX with load
Average Annual Return, Percent	22.40%	10.63%	8.70%
C000143792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSIPX
C000143793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSIQX
C000014139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAIX
C000014159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SVSPX
Without Sales Load [Member] | C000143790
Average Annual Return [Line Items]
Average Annual Return, Percent	29.15%	11.84%	9.30%
Without Sales Load [Member] | C000143792
Average Annual Return [Line Items]
Average Annual Return, Percent	29.65%	12.79%	9.97%
Without Sales Load [Member] | C000143793
Average Annual Return [Line Items]
Average Annual Return, Percent	29.67%	12.88%	10.05%
Without Sales Load [Member] | C000014139
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%	12.60%	9.79%
Without Sales Load [Member] | C000014159
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	12.62%	15.23%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	27.35%	9.37%	9.64%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	27.35%	9.37%	9.64%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	27.35%	9.37%	9.64%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	27.35%	9.37%	9.64%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	21.62%	9.35%	9.54%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	21.62%	9.35%	9.54%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	21.62%	9.35%	9.54%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	21.62%	9.35%	9.54%